Financial Instruments and Fair Value Disclosures (Tables)	9 Months Ended
Dec. 31, 2021
Financial Instruments and Fair Value Disclosures
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

From April 15, 2021
Charterer	through December 31, 2021
A	35%
B	32%
C	26%